REVISION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
REVISION OF FINANCIAL STATEMENTS
Schedule of revisions of previously issued financial statements

The Company’s previously issued consolidated financial statements have been revised for the adoption of ASU No. 2016-15 and the correction of the errors as follows:

	Year ended December 31, 2017
Statement of Consolidated Operations	As Previously Reported	Reclamation and Remediation Adjustments	Other Adjustments	As Revised
Sales	$7,348	$—	$31	$7,379
Costs applicable to sales	$4,038	$—	$24	$4,062
Depreciation and amortization	$1,249	$6	$6	$1,261
Reclamation and remediation	$177	$15	$—	$192
Income (loss) before income and mining tax and other items	$1,092	$(21)	$1	$1,072
Income and mining tax benefit (expense)	$(1,125)	$(2)	$—	$(1,127)
Net income (loss):
Continuing operations	$(49)	$(23)	$1	$(71)
Discontinued operations	(38)	—	—	(38)
	$(87)	$(23)	$1	$(109)
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$(11)	$6	$—	$(5)
Discontinued operations	—	—	—	—
	$(11)	$6	$—	$(5)
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(60)	$(17)	$1	$(76)
Discontinued operations	(38)	—	—	(38)
	$(98)	$(17)	$1	$(114)
Net income (loss) per common share
Basic:
Continuing operations	$(0.11)	$(0.03)	$—	$(0.14)
Discontinued operations	(0.07)	—	—	(0.07)
	$(0.18)	$(0.03)	$—	$(0.21)
Diluted:
Continuing operations	$(0.11)	$(0.03)	$—	$(0.14)
Discontinued operations	(0.07)	—	—	(0.07)
	$(0.18)	$(0.03)	$—	$(0.21)

	Year ended December 31, 2016
Statement of Consolidated Operations	As Previously Reported	Reclamation and Remediation Adjustments	Other Adjustments	As Revised
Sales	$6,711	$—	$(31)	$6,680
Costs applicable to sales	$3,772	$—	$(34)	$3,738
Depreciation and amortization	$1,220	$12	$(19)	$1,213
Reclamation and remediation	$179	$(5)	$(5)	$169
Impairment of long-lived assets	$977	$33	$(7)	$1,003
Income (loss) before income and mining tax and other items	$(214)	$(40)	$34	$(220)
Income and mining tax benefit (expense)	$(563)	$(4)	$(12)	$(579)
Net income (loss):
Continuing operations	$(790)	$(44)	$22	$(812)
Discontinued operations	(133)	2	—	(131)
	$(923)	$(42)	$22	$(943)
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$570	$19	$(3)	$586
Discontinued operations	(274)	2	—	(272)
	$296	$21	$(3)	$314
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(220)	$(25)	$19	$(226)
Discontinued operations	(407)	4	—	(403)
	$(627)	$(21)	$19	$(629)
Net income (loss) per common share
Basic:
Continuing operations	$(0.41)	$(0.05)	$0.03	$(0.43)
Discontinued operations	(0.77)	0.01	—	(0.76)
	$(1.18)	$(0.04)	$0.03	$(1.19)
Diluted:
Continuing operations	$(0.41)	$(0.05)	$0.04	$(0.42)
Discontinued operations	(0.77)	0.01	—	(0.76)
	$(1.18)	$(0.04)	$0.04	$(1.18)

	Year ended December 31, 2015
Statement of Consolidated Operations	As Previously Reported	Reclamation and Remediation Adjustments	Other Adjustments	As Revised
Costs applicable to sales	$3,578	$—	$10	$3,588
Depreciation and amortization	$1,102	$16	$3	$1,121
Reclamation and remediation	$253	$(4)	$—	$249
Income (loss) before income and mining tax and other items	$295	$(12)	$(13)	$270
Income and mining tax benefit (expense)	$(391)	$1	$4	$(386)
Net income (loss):
Continuing operations	$(141)	$(11)	$(9)	$(161)
Discontinued operations	445	(4)	—	441
	$304	$(15)	$(9)	$280
Net loss (income) attributable to noncontrolling interest:
Continuing operations	$140	$7	$1	$148
Discontinued operations	(224)	2	—	(222)
	$(84)	$9	$1	$(74)
Net income (loss) attributable to Newmont stockholders:
Continuing operations	$(1)	$(4)	$(8)	$(13)
Discontinued operations	221	(2)	—	219
	$220	$(6)	$(8)	$206
Net income (loss) per common share
Basic:
Continuing operations	$—	$(0.01)	$(0.01)	$(0.02)
Discontinued operations	0.43	(0.01)	—	0.42
	$0.43	$(0.02)	$(0.01)	$0.40
Diluted:
Continuing operations	$—	$(0.01)	$(0.01)	$(0.02)
Discontinued operations	0.43	(0.01)	—	0.42
	$0.43	$(0.02)	$(0.01)	$0.40

	Year ended December 31, 2017
Statement of Cash Flows	As Previously Reported	Reclamation and Remediation Adjustments	Other Adjustments	ASU Adoption Revision (1)	As Revised
Operating activities:
Net income	$(87)	$(23)	$1	$—	$(109)
Adjustments:
Depreciation and amortization	$1,249	$6	$6	$—	$1,261
Reclamation and remediation	$165	$15	$—	$—	$180
Deferred income taxes	$795	$2	$—	$—	$797
Net change in operating assets and liabilities	$(174)	$—	$(7)	$(211)	$(392)
Net cash provided by (used in) operating activities:
Continuing operations	$2,350	$—	$—	$(211)	$2,139
Discontinued operations	(15)	—	—	—	(15)
	$2,335	$—	$—	$(211)	$2,124
Investing activities:
Acquisitions, net	$(15)	$—	$—	$15	$—
Net cash provided by (used in) investing activities:
Continuing operations	$(961)	$—	$—	$15	$(946)
Discontinued operations	—	—	—	—	—
	$(961)	$—	$—	$15	$(946)
Financing activities:
Repayment of debt	$(580)	$—	$—	$196	$(384)
Net cash provided by (used in) financing activities:
Continuing operations	$(864)	$—	$—	$196	$(668)
Discontinued operations	—	—	—	—	—
	$(864)	$—	$—	$196	$(668)

	Year ended December 31, 2016
Statement of Cash Flows	As Previously Reported	Reclamation and Remediation Adjustments	Other Adjustments	ASU Adoption Revision (1)	As Revised
Operating activities:
Net income	$(923)	$(42)	$22	$—	$(943)
Adjustments:
Depreciation and amortization	$1,220	$12	$(19)	$—	$1,213
Reclamation and remediation	$168	$(5)	$(5)	$—	$158
Loss (income) from discontinued operations	$133	$(2)	$—	$—	$131
Impairment of long-lived assets	$977	$33	$(7)	$—	$1,003
Deferred income taxes	$434	$4	$12	$—	$450
Net change in operating assets and liabilities	$(484)	$—	$(3)	$(6)	$(493)
Net cash provided by (used in) operating activities:
Continuing operations	$1,923	$—	$—	$(6)	$1,917
Discontinued operations	869	—	—	—	869
	$2,792	$—	$—	$(6)	$2,786
Investing activities:
Acquisitions, net	$(6)	$—	$—	$6	$—
Net cash provided by (used in) investing activities:
Continuing operations	$(34)	$—	$—	$6	$(28)
Discontinued operations	(46)	—	—	—	(46)
	$(80)	$—	$—	$6	$(74)

	Year ended December 31, 2015
Statement of Cash Flows	As Previously Reported	Reclamation and Remediation Adjustments	Other Adjustments	ASU Adoption Revision (1)	As Revised
Operating activities:
Net income	$304	$(15)	$(9)	$—	$280
Adjustments:
Depreciation and amortization	$1,102	$16	$3	$—	$1,121
Reclamation and remediation	$246	$(4)	$—	$—	$242
Loss (income) from discontinued operations	$(445)	$4	$—	$—	$(441)
Deferred income taxes	$198	$(1)	$(4)	$—	$193
Net change in operating assets and liabilities	$(206)	$—	$10	$—	$(196)
Net cash provided by (used in) operating activities:
Continuing operations	$1,588	$—	$—	$—	$1,588
Discontinued operations	557	—	—	—	557
	$2,145	$—	$—	$—	$2,145

	Year ended December 31, 2017
Consolidated Balance Sheet	As Previously Reported	Reclamation and Remediation Adjustments	Other Adjustments	As Revised
Property, plant and mine development	$12,267	$71	$—	$12,338
Deferred income tax assets	$537	$12	$—	$549
Total assets	$20,563	$83	$—	$20,646
Other current liabilities (2)	$459	$3	$—	$462
Reclamation and remediation liabilities (3)	$2,154	$191	$—	$2,345
Total liabilities	$8,933	$194	$—	$9,127
Retained earnings	$484	$(74)	$—	$410
Newmont stockholders' equity	$10,609	$(74)	$—	$10,535
Noncontrolling interests	$1,021	$(37)	$—	$984
Total equity	$11,630	$(111)	$—	$11,519
Total liabilities and equity	$20,563	$83	$—	$20,646

	Year ended December 31, 2016
Consolidated Balance Sheet	As Previously Reported	Reclamation and Remediation Adjustments	Other Adjustments	As Revised
Trade receivables	$160	$—	$(31)	$129
Inventories	$617	$—	$24	$641
Property, plant and mine development	$12,485	$33	$—	$12,518
Deferred income tax assets	$1,331	$14	$—	$1,345
Total assets	$21,031	$47	$(7)	$21,071
Employee-related benefits	$304	$—	$(6)	$298
Reclamation and remediation liabilities (3)	$2,029	$135	$—	$2,164
Total liabilities	$9,157	$135	$(6)	$9,286
Retained earnings	$716	$(57)	$(1)	$658
Newmont stockholders' equity	$10,721	$(57)	$(1)	$10,663
Noncontrolling interests	$1,153	$(31)	$—	$1,122
Total equity	$11,874	$(88)	$(1)	$11,785
Total liabilities and equity	$21,031	$47	$(7)	$21,071

(1)	Refer to Note 3 for information about the adoption of ASU No. 2016-15 related to the classification of certain items on the statement of cash flows.
(2)

The adjustment at December 31, 2017 relates to the Company’s current Reclamation and remediation liabilities, included in Other current liabilities in the Consolidated Balance Sheets. There was no impact to current reclamation and remediation liabilities at December 31, 2016. For further information regarding our current Other current liabilities, see Note 24.

(3)	Represents non-current Reclamation and remediation liabilities.

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